Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001585608
Registrant Name	Jaguar Health, Inc.
Registration File Number	333-297489
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES